Income (Loss) Per Share Attributable to Equity Holders of the Company - Schedule of Dilutive Ordinary Shares Issue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Basic Income (Loss) Per Share Numerator
Income/ (loss) for the period attributable to owners of the Company (in Dollars)	$ 6,120,248	$ (3,856,955)
Income/ (loss) for the period attributable to owners of the Company (in Dollars)	$ 6,120,248	$ (3,856,955)
Diluted Weighted Average Shares Outstanding:	38,045,761	32,852,492
Basic Income (Loss) Per Share Denominator
Original shares:	37,248,371	31,048,371
Issuance of common stock, weighted	797,390	1,804,121
Basic weighted average shares outstanding	38,045,761	32,852,492
Diluted Income (Loss) Per Share Denominator
Income/ (loss) for the period attributable to owners of the Company (in Dollars)	$ 6,120,248	$ (3,856,955)
Diluted Weighted Average Shares Outstanding:	38,045,761	32,852,492
Income (Loss) Per Share
Basic (in Dollars per share)	$ 0.16	$ (0.12)
Diluted (in Dollars per share)	$ 0.16	$ (0.12)
Weighted Average Shares Outstanding
Basic	38,045,761	32,852,492
Diluted	38,045,761	32,852,492